INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Lease Aircraft	Dec. 31, 2015 USD ($) Lease	Dec. 31, 2014 USD ($)
INVESTMENT IN FINANCE LEASE [Abstract]
Number of leases recorded as investment in finance lease | Lease	1	1
Gain on reclassification of operating lease to finance lease	$ 2,700
Implicit interest rate	5.00%	10.00%
Investment in Finance Lease [Abstract]
Gain on sale of aircraft	$ 27,195	$ 28,959	$ 14,761
Finance lease income	2,066	299	$ 0
Net Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	15,080	45,901
Estimated unguaranteed residual value of leased asset	4,227	15,000
Unearned finance income	(4,212)	(26,023)
Net Investment in Finance Lease	15,095	34,878
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2017	1,880
2018	1,800
2019	1,800
2020	1,800
2021	1,800
Thereafter	6,000
Future minimum rental payments under finance lease	$ 15,080	$ 45,901
Investment in Finance Lease [Member]
Investment in Finance Lease [Abstract]
Number of aircraft sold | Aircraft	1
Gain on sale of aircraft	$ 4,200